Elizabeth L. Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 402-1624 elizabeth.gioia@prudential.com

August 16, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company of New Jersey (“Registrant”)
    Registration Statement on Form S-3
    File No. ____________

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing herewith under the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form S-3 (the “Registration Statement”) for certain Market Value Adjusted Fixed Allocation Investment Options offered under Certain Variable Annuity Contracts.

The primary purpose for which this Registration Statement is being filed is to comply with the requirement in Rule 415(a)(5) under the Securities Act to file a new registration statement within three years of the effective date of the initial registration statement. To expedite the Commission staff’s review of this Registration Statement, we respectfully submit the following information:

•Registrant is filing this Registration Statement to update information, including financials, contained in prior Registration Statement No. 333-249227 on Form S-3.
•The contracts described in the Registration Statement are no longer offered for sale.
•No material changes have been made to the information in the prospectus.

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). In connection with our request for selective review, the Registrant notes that if the Registration Statement were eligible to be filed pursuant to Rule 485 under the Securities Act of 1933 (“Rule 485(b)”), the Registrant would make the filings pursuant to Rule 485(b) because they do not include any material changes to disclosure from the Registrant’s prior filing that would render the filing ineligible to become effective under Rule 485(b) (if it were an investment company filing to which Rule 485 applied).

It is our intention that this Registration Statement become effective on October 16, 2023, or as soon thereafter as practicable. An acceleration request pursuant to Rule 461 under the Securities Act accompanies this filing.

Please call me at (203) 402-1624 if you have any questions.

Very truly yours,

/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
Vice President, Corporate Counsel